UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22585

Tortoise Pipeline & Energy Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments.

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2013
Common Stock - 85.1%(1)	Shares	Fair Value
Crude/Refined Products Pipelines - 5.9%(1)
Canada - 5.9%(1)
Enbridge Inc.	268,300	$10,986,885
Pembina Pipeline Corporation	199,200	6,180,439
		17,167,324
Local Distribution Companies - 12.6%(1)
United States - 12.6%(1)
CenterPoint Energy, Inc.	926,500	21,244,645
NiSource Inc.	533,600	15,613,136
		36,857,781
Marine Transportation - 2.4%(1)
Republic of the Marshall Islands - 2.4%(1)
Teekay Offshore Partners L.P.	223,330	7,095,194

Natural Gas Gathering Pipelines - 3.9%(1)
United States - 3.9%(1)
Targa Resources Corp.	166,600	11,343,794

Natural Gas Pipelines - 39.0%(1)
Canada - 3.1%(1)
Keyera Corp.	17,550	960,226
TransCanada Corporation	187,700	8,187,474
United States - 35.9%(1)
Kinder Morgan, Inc.	266,000	10,089,380
National Fuel Gas Company	13,400	874,752
ONEOK, Inc.	450,200	23,158,288
Questar Corporation	330,750	7,250,040
Spectra Energy Corp	965,100	31,954,461
Williams Companies, Inc.	880,900	31,923,816
		114,398,437
Oil and Gas Production - 19.9%(1)
United Kingdom - 1.0%(1)
BP p.l.c. (ADR)(2)	69,800	2,882,740
United States - 18.9%(1)
Anadarko Petroleum Corporation(2)	46,900	4,287,598
Apache Corporation(2)	55,000	4,712,400
Cabot Oil & Gas Corporation(2)	126,400	4,946,032
Chesapeake Energy Corporation(2)	69,200	1,786,052
Continental Resources, Inc.(2)(3)	46,300	4,271,638
Denbury Resources Inc.(2)(3)	66,000	1,141,140
EOG Resources, Inc.(2)	24,300	3,816,315
Hess Corporation(2)	38,700	2,896,695
Marathon Oil Corporation(2)	132,700	4,568,861
Newfield Exploration Company(2)(3)	48,700	1,160,034
Noble Energy, Inc.(2)	74,400	4,570,392
Occidental Petroleum Corporation(2)	50,000	4,410,500
Pioneer Natural Resources Company(2)	29,500	5,161,615
Range Resources Corporation(2)	53,300	3,996,434
Southwestern Energy Company(2)(3)	35,600	1,359,920
Whiting Petroleum Corporation(2)(3)	49,500	2,498,265
		58,466,631
Power/Utility - 1.4% (1)
United States - 1.4% (1)
NRG Yield, Inc.	145,100	4,042,486

Total Common Stock (Cost $208,861,566)		249,371,647

Master Limited Partnerships and Related Companies - 44.4% (1)
Crude/Refined Products Pipelines - 17.3%(1)
United States - 17.3%(1)
Buckeye Partners, L.P.	83,000	5,810,000
Enbridge Energy Management, L.L.C.(4)	547,317	16,414,031
Genesis Energy L.P.	18,700	910,129
Holly Energy Partners, L.P.	63,900	2,270,367
Magellan Midstream Partners, L.P.	76,700	4,161,742
MPLX LP	102,268	3,650,968
Phillips 66 Partners LP	59,100	1,818,507
Plains All American Pipeline, L.P.	213,300	10,784,448
Rose Rock Midstream, L.P.	28,714	938,086
Sunoco Logistics Partners L.P.	61,400	3,944,336
		50,702,614
Natural Gas/Natural Gas Liquids Pipelines - 19.4%(1)
United States - 19.4%(1)
Energy Transfer Partners, L.P.	199,700	10,238,619
Enterprise Products Partners L.P.	163,200	9,697,344
Inergy Midstream, L.P.	165,333	3,842,339
Kinder Morgan Management, LLC(4)	260,464	20,795,427
ONEOK Partners, L.P.	48,900	2,424,951
Regency Energy Partners LP	219,600	5,935,788
Williams Partners L.P.	75,200	3,709,616
		56,644,084
Natural Gas Gathering/Processing - 7.7%(1)
United States - 7.7%(1)
Access Midstream Partners, L.P.	119,700	5,459,517
DCP Midstream Partners, LP	97,900	4,692,347
MarkWest Energy Partners, L.P.	59,850	3,997,381
Targa Resources Partners LP	70,000	3,420,200
Western Gas Equity Partners, LP	61,652	2,427,856
Western Gas Partners LP	42,905	2,537,402
		22,534,703

Total Master Limited Partnerships and Related Companies (Cost $107,198,873)		129,881,401

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05%(5) (Cost $100,637)	100,637	100,637

Total Investments - 129.5%(1) (Cost $316,161,076)		379,353,685
Long-Term Debt Obligations - (16.7%)(1)		(49,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (5.5%)(1)		(16,000,000)
Total Value of Options Written (Premiums received $626,731) - (0.2%)(1)		(587,445)
Other Assets and Liabilities - (7.1%)(1)		(20,808,684)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$292,957,556

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3) Non-income producing security.
(4) Security distributions are paid-in-kind.
(5) Rate indicated is the current yield as of August 31, 2013.

Key to abbreviation
ADR = American Depository Receipts

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2013

Call Options Written	ExpirationDate	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	September 2013	$ 97.50	469	$ (20,167)
Apache Corporation	September 2013	80.00	180	(108,900)
Apache Corporation	September 2013	87.50	370	(41,440)
BP p.l.c. (ADR)	September 2013	43.00	695	(10,425)
Cabot Oil & Gas Corporation	September 2013	40.00	1,264	(94,800)
Chesapeake Energy Corporation	September 2013	26.00	692	(45,672)
Continental Resources, Inc.	September 2013	100.00	463	(11,575)
Denbury Resources Inc.	September 2013	18.00	660	(10,560)
EOG Resources, Inc.	September 2013	165.00	243	(27,216)
Hess Corporation	September 2013	80.00	387	(8,901)
Marathon Oil Corporation	September 2013	36.00	1,327	(31,848)
Newfield Exploration Company	September 2013	26.00	487	(7,305)
Noble Energy, Inc.	September 2013	67.50	744	(7,440)
Occidental Petroleum Corporation	September 2013	92.50	500	(18,500)
Pioneer Natural Resources Company	September 2013	180.00	295	(82,600)
Range Resources Corporation	September 2013	82.50	533	(13,325)
Southwestern Energy Company	September 2013	40.00	356	(14,596)
Whiting Petroleum Corporation	September 2013	52.50	495	(32,175)

Total Value of Call Options Written (Premiums received $626,731)				$ (587,445)

Key to abbreviation
ADR = American Depository Receipts

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2013.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at August 31, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock (a)	$249,371,647	$249,371,647	$-	$-
Master Limited Partnerships and Related Companies(a)	129,881,401	129,881,401	-	-
Total Equity Securities	379,253,048	379,253,048	-	-
Other Securities:
Short-Term Investment(b)	100,637	100,637	-	-
Total Assets	$379,353,685	$379,353,685	$-	$-
Liabilities
Written Call Options	$587,445	$587,445	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2013.

The Company did not hold any Level 3 securities during the period ended August 31, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels during the period from December 1, 2012 through August 31, 2013.

As of August 31, 2013, the aggregate cost of securities for federal income tax purposes was $307,709,469.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $73,318,285, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $1,674,069 and the net unrealized appreciation was $71,644,216.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Pipeline & Energy Fund, Inc.

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Pipeline & Energy Fund, Inc.

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Pipeline & Energy Fund, Inc.

Date: October 24, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer